Pay vs Performance Disclosure Pure in Thousands	12 Months Ended					60 Months Ended
	May 02, 2026 USD ($)	May 03, 2025 USD ($)	Apr. 27, 2024 USD ($)	Apr. 29, 2023 USD ($)	Apr. 30, 2022 USD ($)	May 02, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pursuant to Item 402(v) of Regulation S-K and Section 953(a) of Dodd-Frank Act, the Company is required to provide the following disclosure regarding executive compensation and Company performance for the ﬁscal years listed below. The Compensation and Stock Option Committee has always considered pay versus performance for its executives in making compensation decisions. However, the Compensation and Stock Option Committee did not consider the additional disclosures now required.

	Summary Compensation	Compensation	Average Summary Compensation	Average Compensation Actually Paid	Value of Initial Fixed
Year	Table Total for PEO ($)[1]	Actually Paid to PEO ($)[1]	Table Total for Non-PEOs ($)[2]	to Non-PEO NEOs ($)[3]	TSR ($)[4]	Peer Group TSR ($)[5]	Net Income ($ in thousands)[6]	Net Sales ($ in thousands)[7]
2026	$11,805,522	—	$1,486,663	$1,347,102	$80.0	$145.1	$183,648	$1,180,552
2025	$12,013,539	—	$1,431,896	$1,270,945	$101.1	$125.9	$186,821	$1,201,354
2024	$11,916,941	—	$1,300,867	$970,119	$95.2	$126.6	$176,732	$1,191,694
2023	$11,729,324	—	$1,280,320	$1,004,002	$108.6	$129.0	$142,164	$1,172,932
2022	$11,148,959	—	$1,236,153	$643,956	$96.4	$119.3	$158,512	$1,138,013

1.	The Principal Executive Ofﬁcer (PEO) was Mr. Nick A. Caporella for all years in the table. The Non-PEO NEOs were Messrs. Joseph G. Caporella and George R. Bracken for all years in the table.
2.

As described more fully under “Management Services Agreement - Compensation” and the “Summary Compensation Table” of this Proxy, Mr. Nick A. Caporella does not receive any cash compensation from the Company.

3.

The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the Compensation Actually Paid Amounts from the Summary Compensation Table Amounts. The Compensation Actually Paid Amounts and the Summary Compensation Table Amounts do not reﬂect the actual amount of compensation earned or paid to our executives during the applicable years, but rather are amounts that are determined in accordance with Item 402 of Regulation S-K of the SEC

PEO Total Compensation Amount	$ 11,805,522	$ 12,013,539	$ 11,916,941	$ 11,729,324	$ 11,148,959
PEO Actually Paid Compensation Amount	0	0	0	0	0
Non-PEO NEO Average Total Compensation Amount	1,486,663	1,431,896	1,300,867	1,280,320	1,236,153
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,347,102	1,270,945	970,119	1,004,002	643,956
Adjustment to Non-PEO NEO Compensation Footnote

	2026	2025	2024	2023	2022
Adjustments[a]	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Summary Compensation Table Amounts	$1,486,663	$1,431,896	$1,300,867	$1,280,320	$1,236,153
(Deduct): Aggregate value for option awards included in Summary Compensation Table	—	—	—	—	—
Add: Fair value at year end of awards granted during the ﬁscal year that were outstanding and unvested at year end	—	—	—	—	—
Add (Deduct): Year-over year change in fair value at ﬁscal year end of awards granted in any prior ﬁscal year that were outstanding and unvested at ﬁscal year end	(82,432)	(100,007)	(291,020)	(290,047)	(469,255)
Add (Deduct): Vesting date fair value of awards granted and vested during the ﬁscal year	—	—	—	—	—
Add (Deduct): Change as of the vesting date (from the end of the prior ﬁscal year) in fair value of awards granted in prior ﬁscal year for which vesting conditions were satisﬁed during the applicable ﬁscal year	(57,128)	(60,944)	(39,728)	13,729	(122,942)
(Deduct): Fair Value at end of prior ﬁscal year of awards granted that failed to meet the applicable vesting conditions during the year	—	—	—	—	---
Add: Dividends or other earnings paid on awards in the ﬁscal year prior to vesting	—	—	—	—	---
Compensation Actually Paid Amounts (as calculated)	$1,347,102	$1,270,945	$970,119	$1,004,002	$643,956

a.

The following valuation assumptions were used to calculate fair values of equity awards and differed from those used to calculate the fair values at the time of grant as reﬂected in Summary Compensation Table. Stock prices used were: May 2, 2026; $34.11; May 3, 2025: $43.09; April 27, 2024: $43.56; April 29, 2003: $49.70; April 30, 2022: $44.08; and, May 1, 2021: $48.59.

4.	Total Shareholder Return (“TSR”) assumes that dividends were reinvested on the date of issuance.
5.	The Peer Group used is the Dow Jones U.S. Soft Drink Index, which is the same peer group used in Part II, Item 5 in our Form 10-K.
6.	Net Income as reported in the Company’s Consolidated Statement of Income included in our Form 10-K.
7.

The Company is a party to a management agreement with CMA. As set forth in Certain Relationships and Related Party Transactions, the management agreement provides that the Company will pay CMA an annual base fee equal to one percent of consolidated net sales of the Company, and further provides that the Compensation and Stock Option Committee and the Board of Directors may from time-to-time award additional incentive compensation to CMA or its personnel. As a result, the Company has elected to present net sales due to its relationship to the management fee.

21

Tabular List, Table

FINANCIAL PERFORMANCE MEASURES

As discussed under “Executive Compensation and Other Information”, the Company’s executive compensation program reﬂects a philosophy that is designed to align executive and shareholder value. The ﬁnancial performance measures that most closely link Company performance to compensation include:

•	Volume Growth
•	Net Sales
•	Operating Income
•	Net Income
•	Earnings per Share

Total Shareholder Return Amount	$ 80	101.1	95.2	108.6	96.4
Peer Group Total Shareholder Return Amount	145.1	125.9	126.6	129	119.3
Net Income (Loss)	$ 183,648,000	$ 186,821,000	$ 176,732,000	$ 142,164,000	$ 158,512,000
Company Selected Measure Amount	1,180,552	1,201,354	1,191,694	1,172,932	1,138,013
PEO Name						Mr. Nick A. Caporella
Measure:: 1
Pay vs Performance Disclosure
Name	Volume Growth
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income
Measure:: 5
Pay vs Performance Disclosure
Name	Earnings per Share
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,432)	(100,007)	(291,020)	(290,047)	(469,255)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(57,128)	(60,944)	(39,728)	13,729	$ (122,942)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0